Pledged Assets and Collateral (Narrative) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Financial Instruments Owned and Pledged as Collateral [Line Items]
Investment securities pledged as collateral for acting as a collection agent for public funds	¥ 21,040,317
Reserve funds included in Cash and due from banks and Interest-earning deposits in other banks	30,482,570	¥ 13,007,902
Average reserves included in Cash and due from banks and Interest-earning deposits in other banks	22,853,187	12,313,722
Pledged assets that may not be sold or repledged by secured parties	33,584,000
Fair value of securities accepted as collateral that can be sold or repledged	19,756,000	18,637,000
Fair value of securities accepted as collateral that have been sold or repledged	14,496,000	14,011,000
Cash collateral pledged for derivative transactions included in Other assets	1,716,302	1,045,851
Cash collateral received for derivative transactions included in Other liabilities	¥ 906,456	¥ 454,506